Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
REVENUES:
Voyage revenues	$ 9,538	$ 9,425	$ 18,157	$ 17,047
Management & consulting fee income	0	91	0	182
Total Revenues	9,538	9,516	18,157	17,229
EXPENSES & OTHER OPERATING INCOME:
Voyage expenses, net	(524)	(139)	(1,044)	(490)
Vessel operating expenses	(4,602)	(3,223)	(9,313)	(6,352)
Depreciation	(2,490)	(1,335)	(4,971)	(2,616)
Depreciation of dry-docking costs	(1,165)	(795)	(2,427)	(1,769)
Administrative expenses	(937)	(824)	(2,130)	(1,996)
Administrative expenses payable to related parties	(207)	(1,324)	(396)	(2,384)
Reversal of impairment	0	1,891	0	1,891
Gain from sale of vessel	0	0	2,137	0
Other expenses, net	(21)	(40)	(56)	(33)
Operating (loss)/ income	(408)	3,727	(43)	3,480
Interest income	627	735	1,005	1,433
Interest expense and finance costs	(2,069)	(1,328)	(4,221)	(2,523)
Gain on derivative financial instruments, net	31	130	8	542
Foreign exchange (losses) / gains, net	(49)	15	(99)	48
NET INCOME/(LOSS) FOR THE PERIOD	(1,868)	3,279	(3,350)	2,980
Other Comprehensive Income	0	0	0	0
NET COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD	$ (1,868)	$ 3,279	$ (3,350)	$ 2,980
Income/(Loss) per share (U.S.$):
-Diluted income per share for the period	$ (0.09)	$ 0.16	$ (0.16)	$ 0.14
-Basic income per share for the period	$ (0.09)	$ 0.16	$ (0.16)	$ 0.14